Schedule of Payments for Interest and Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Line Items]
Interest	$ 57	$ 33	$ 40
Income taxes	$ 206	$ 206	$ 237